INVENTORIES (Tables)	6 Months Ended
Jun. 30, 2015
Inventories

	December 31, 2014	June 30, 2015
Inventories consist of the following:
Raw materials	3,347	2,560
Work in progress	31,477	21,359
Supplies	16,355	15,024
Finished goods	20,266	27,319
Project assets	40,094	40,412
Costs in excess of billings on uncompleted contracts	4,770	0

	116,309	106,674